Cover	Aug. 26, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2022
Entity File Number	001-36844
Entity Registrant Name	GREAT AJAX CORP.
Entity Central Index Key	0001614806
Entity Tax Identification Number	46-5211870
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	13190 SW 68th Parkway
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Tigard
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97223
City Area Code	503
Local Phone Number	505-5670
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	AJX
Security Exchange Name	NYSE
Convertible Senior Notes [Member]
Title of 12(b) Security	7.25% Convertible Senior Notes due 2024
Trading Symbol	AJXA
Security Exchange Name	NYSE